Risk and Capital Management - Summary of Financial Assets Individually Evaluated Classified by Rating (Detail)	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 932,840,000,000	R$ 1,000,949,000,000
Other financial assets, individually evaluated, classified by rating, percentage	100.00%	100.00%
Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 924,209,000,000	R$ 991,997,000,000
Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	7,618,000,000	6,588,000,000
High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	1,013,000,000	2,364,000,000
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 245,460,000,000	R$ 295,628,000,000
Other financial assets, individually evaluated, classified by rating, percentage	26.40%	29.50%
Interbank deposits and securities purchased under agreements to resell [Member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 245,442,000,000	R$ 295,334,000,000
Interbank deposits and securities purchased under agreements to resell [Member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating | $			$ 18	$ 294
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 147,746,000,000	R$ 129,804,000,000
Other financial assets, individually evaluated, classified by rating, percentage	15.80%	13.00%
Financial assets at fair value through profit or loss [member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 142,416,000,000	R$ 123,553,000,000
Financial assets at fair value through profit or loss [member] | Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	4,399,000,000	4,396,000,000
Financial assets at fair value through profit or loss [member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	931,000,000	1,855,000,000
Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 434,012,000,000	R$ 465,575,000,000
Other financial assets, individually evaluated, classified by rating, percentage	46.50%	46.50%
Financial assets designated at fair value through profit or loss [member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 430,729,000,000	R$ 463,168,000,000
Financial assets designated at fair value through profit or loss [member] | Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	3,219,000,000	2,192,000,000
Financial assets designated at fair value through profit or loss [member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	64,000,000	215,000,000
Available-for-sale financial assets [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 105,622,000,000	R$ 109,942,000,000
Other financial assets, individually evaluated, classified by rating, percentage	11.30%	11.00%
Available-for-sale financial assets [Member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 105,622,000,000	R$ 109,942,000,000